As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32                     [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34                             [X]

             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.
               (Exact name of registrant as specified in charter)

                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (800) 882-8383

                             PETER M. HILL, Chairman
             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.
                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
               (Name and address of agent for service of process)

                                   Copies to:
                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                          San Francisco, CA 94111-4065

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

     It is proposed that this filing will become effective (check appropriate box):

     [X] Immediately upon filing pursuant to paragraph (b)
     [ ] On _________, pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On __________, pursuant to paragraph (a)(1)
     [ ] 75 days after filing  pursuant to paragraph  (a)(2)
     [ ] On __________, pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================

                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.


================================================================================

                                     Part A

The Bailiard Biehl & Kaiser International Bond Fund and Bailiard Biehl & Kaiser International Equity Fund Prospectus dated January 27, 2000 filed under Post-Effective Amendment No. 31 on November 24, 1999 is incorporated herein by reference in its entirety.

    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================

                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.


================================================================================

                                     Part B

The Bailiard Biehl & Kaiser International Bond Fund and Bailiard Biehl & Kaiser International Equity Fund Statement of Additional Information dated January 27, 2000 filed under Post-Effective Amendment No. 31 on November 24, 1999 is incorporated herein by reference in its entirety

    As filed with the Securities and Exchange Commission on February 7, 2000
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================

                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.


================================================================================

                                     PART C
                               OTHER INFORMATION

Item 23. EXHIBITS.

     1 Articles of Incorporation of Registrant (incorporated by reference to Exhibit No. 1 of Post-Effective Amendment No. 29, dated June 29,
          1998).

     2 By-laws of Registrant (incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 29, dated June 29, 1998).

     3    Inapplicable.

     4 Investment Management Agreement between Registrant and Bailard, Biehl & Kaiser, Inc. dated as of October 1, 1993 (incorporated by reference to Exhibit No. 5 of Post-Effective Amendment No. 29, dated June 29,
          1998)

     5 Distribution Agreement between Registrant and BB&K Fund Services, Inc. dated as of October 1, 1993 (incorporated by reference to Exhibit No. 6 of Post-Effective Amendment No. 29, dated June 29, 1998)

     6    Not applicable.

     7.1 Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated June 12, 1990, as amended December 22, 1995 and June 15, 1998.

     7.2 Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co., dated as of June 15, 1998.Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co., dated as of September 24, 1990, as amended December 22, 1995 and June 15, 1998.

     8 Administration Agreement between Registrant and Investment Company Administration Corporation, dated October 1, 1993, as amended July 1, 1995 (incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement dated June 29, 1998.)

     9.1 Opinion and Consent of Orrick, Herrington & Sutcliffe (incorporated by reference to Exhibit 10.1 of Post-Effective Amendment No. 14, dated July 26, 1990).

     9.2  Opinion and Consent of Piper & Marbury  (incorporated  by reference to
          Exhibit 10.2 of Post-Effective Amendment No. 14, dated July 26, 1990)

     10   Consent of Independent Accountants - File herewith.

     11   Not applicable.

     12 Copies of investment letters provided in connection with the shares issued to raise initial capital (incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to Registrant's Form N-1 Registration Statement).

     13   Inapplicable.

     14   Inapplicable. [No longer required].

     15   Inapplicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant's organization has been sponsored by Bailard, Biehl & Kaiser,Inc. (the "Adviser"), a California corporation and a wholly owned subsidiary of BB&K Holdings, Inc., a California corporation ("Holdings"). Peter
M. Hill, Burnice E. Sparks, Jr., Janis M. Horne, Barbara V. Bailey, and Sofi Kyriakidis,who are Directors and/or officers of Registrant, are also Directors and/or officers of the Adviser and/or BB&K Fund Services, Inc. (the "Distributor"), a California corporation and a wholly owned subsidiary of Holdings. Mr. Hill, Mr. Sparks, Ms. Bailey and Ms. Horne are also each shareholders of Holdings. Registrant's shares are offered to investment advisory or counseling clients and employees (including officers and relatives of employees and officers) and Directors of the Adviser. As a result, Holdings, the Adviser and/or the Distributor may be deemed to be directly or indirectly under common control with Registrant.

     Mr. Sparks, Ms. Bailey, Ms. Horne and Ms. Kyriakidis, who are officers and/or Directors of Registrant, are also officers and/or Directors of Bailard, Biehl & Kaiser Fund Group, a Massachusetts business trust and registered investment company (the "Fund Group"). Shirley L. Clayton, Scott F. Wilson and James C. Van Horne, Directors of Registrant, are also Trustees of the Fund Group. The Adviser serves as the investment adviser to the Fund Group and the Distributor as the distributor of the Fund Group. As a result, the Fund Group may be deemed to be directly or indirectly under common control with Registrant.

ITEM 25. INDEMNIFICATION

     Registrant participates in a policy of insurance that insures the Fund and its directors, officers and employees against any liability arising by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission within the scope of their duties.

     The By-laws of Registrant provide for indemnification of Registrant's directors, officers, employees and agents under certain circumstances as permitted by Section 2-418 of the Maryland General Corporation Law, and such provisions may be sufficiently broad to permit indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, but only to the extent permitted under Section 17(h) of the 1940 Act.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted for directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by Registrant is against public policy, as expressed in the 1933 Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The principal business of the Adviser is investment management, and the principal business address of the Adviser and each of its officers and Directors is 950 Tower Lane, Suite 1900, Foster City, California 94404. Set forth below is a list of each other business, profession, vocation or employment of a substantial nature during the past two fiscal years of each Director and officer of the Adviser who is a Director or officer of Registrant:

                           Position(s) Held                Other
Name                       with the Adviser                Employment
----                       ----------------                ----------
Peter M. Hill              Chief Investment Officer and    Director of the Distributor;
                           Director                        Chairman of Registrant

Burnice E. Sparks, Jr.     President and Director          Chief Executive Officer and Director
                                                           of the Distributor; President of the
                                                           Fund Group; President and Director
                                                           of Registrant

Barbara V. Bailey          Senior Vice President and       Senior Vice President and Treasurer
                           Treasurer/Secretary             of Holdings; Secretary of the
                                                           Distributor; Treasurer of Registrant
                                                           and the Fund Group; Treasurer and
                                                           Secretary of Bailard, Biehl & Kaiser REIT

Janis M. Horne             Senior Vice President and       Secretary and Chief Compliance Officer
                           Chief Compliance Officer        of the Fund Group and Registrant


     For additional information as to any other business, profession, vocation or employment of a substantial nature of Bailard, Biehl & Kaiser, its Directors and officers, reference is made to Part B of this Registration Statement and to Form ADV, as amended on June 22, 1998, filed under the Investment Advisers Act of 1940 by Bailard, Biehl & Kaiser, SEC File No. 801-8562.

ITEM 27. PRINCIPAL UNDERWRITERS

     The Distributor, located at 950 Tower Lane, Suite 1900, Foster City, California 94404, is the principal underwriter for the Registrant and for the Fund Group. Certain information with respect to the officers and Directors of the Distributor is set forth below. The principal business address of each such person is 950 Tower Lane, Suite 1900, Foster City, California, 94404.

                         Position(s) With           Other
Name                     the Distributor            Employment
----                     ---------------            ----------
Thomas E. Bailard        Chairman of the Board      Chairman of the Board and Chief Executive
                                                    Officer of Holdings; Chairman of the Board
                                                    and Chief Executive Officer of the Adviser;
                                                    Chairman of the Board and Trustee of
                                                    the Fund Group; Chairman of
                                                    Bailard, Biehl & Kaiser REIT.

Peter M. Hill            Director                   Director, Chief Investment Officer of the
                                                    Adviser; Chairman of the Board of Registrant

Burnice E. Sparks, Jr.   Chief Executive Officer    Director and President of the Adviser;
                         and Director               President of the Fund Group; President
                                                    and Director of Registrant

Sofi Kyriakidis          Treasurer                  Employee of the Adviser since November 1995,
                                                    most recently as Vice President. Assistant
                                                    Treasurer and Assistant Secretary of the Fund
                                                    Group since September 1996. Assistant Treasurer
                                                    of Bailard, Biehl & Kaiser REIT since June 1996.
                                                    Correspondence Specialist at Franklin Resources,
                                                    Inc. from July 1994 to May 1995.

Barbara V. Bailey        Secretary                  Senior Vice President and Treasurer/Secretary
                                                    of the Adviser; Senior Vice President and
                                                    Treasurer of Holdings; Treasurer of the Fund
                                                    Group and Registrant; Treasurer and
                                                    Secretary of Bailard, Biehl & Kaiser REIT.

Item 28. Location of Accounts and Records.

Name and Address of Persons                Records, Books and
Maintaining Physical Possession            Accounts Required by:
-------------------------------            ---------------------
Brown Brothers Harriman & Co.              Rule 31a-1(b)(1), (2)(i-iii),
40 Water Street                              (3), (8), (9)
Boston, MA  02109

Bailard, Biehl & Kaiser
International Fund Group, Inc.             Rule 31a-1(b)(4), (5),
950 Tower Lane, Suite 1900                   (6), (7), (10), (11)
Foster City, CA  94404

Chase Global Funds Services Company        Rule 31a-1(b)(2)(iv)
73 Tremont St.
Boston, MA  02108-3913

Item 29. MANAGEMENT SERVICES.

     Not applicable.

Item 30. UNDERTAKINGS.

     Registrant undertakes to call a stockholders meeting, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other stockholders as required by Section 16(c) of the 1940 Act.

     Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to stockholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of the Amendment under Rule 485(b) of the Securities Act of 1933 and that the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Foster City, State of California, on the 27th day of January, 2000.

                                        BAILARD, BIEHL & KAISER FUND GROUP

                                        By: /s/ Peter M. Hill
                                            ------------------------------------
                                            Peter M. Hill
                                            Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                   Title                         Date
      ---------                   -----                         ----

/s/ Peter M. Hill                 Chairman and Director         January 27, 2000
-------------------------
Peter M. Hill(1)


/s/ Burnice E. Sparks, Jr.        President and Director        January 27, 2000
-------------------------
Burnice E. Sparks, Jr.


/s/ Barbara V. Bailey             Treasurer                     January 27, 2000
-------------------------
Barbara V. Bailey(2)


/s/ Shirley L. Clayton            Director                      January 27, 2000
-------------------------
Shirley L. Clayton


/s/ Scott F. Wilson               Director                      January 27, 2000
-------------------------
Scott F. Wilson


/s/ James C. Van Horne            Director                      January 27, 2000
-------------------------
James C. Van Horne

----------
(1)  Principal Executive Officer
(2)  Principal Financial Officer